UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2011

1.802197.107

CFL-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 394
5% 8/1/18	330	342
5% 8/1/19	555	572
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,036
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	703
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	892
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,579
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,906
5% 12/1/20 (AMBAC Insured)	2,810	3,016
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,663
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,919
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,164
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	814
0% 9/1/22 (FSA Insured)	5,150	2,592
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,615
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,118
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,617
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,284
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,217
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,018
5% 8/1/17 (FGIC Insured)	5,030	5,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 5,500	$ 5,742
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,904
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,216
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,384
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,479
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,442
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,717
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,143
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,710
0% 8/1/17 (AMBAC Insured)	1,000	758
0% 8/1/18 (AMBAC Insured)	2,000	1,418
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,539
5% 12/1/25 (b)	2,700	2,908
Series J1, 7% 12/1/12	730	801
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,085
5.25% 7/1/14	2,095	2,344
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,015
6% 3/1/38	1,000	1,003
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,613
5% 2/1/17	1,000	994
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,903
Series 2010 A, 5% 10/1/25	5,860	6,004
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	606
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 5,991
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	896
4% 9/1/21	1,000	1,028
4% 9/1/22	740	751
4% 9/1/23	1,080	1,083
4% 9/1/24	1,125	1,110
5% 9/1/19	400	458
5% 9/1/39	5,000	4,947
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,394
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	2,957
4.5% 10/1/36	3,075	2,674
5% 3/1/15	2,130	2,379
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,774
5% 9/1/17	750	836
5% 3/1/19	3,000	3,354
5% 8/1/22	1,500	1,588
5% 10/1/22	1,355	1,467
5% 11/1/22	1,600	1,705
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,985
5% 12/1/22	3,500	3,733
5% 2/1/23	1,095	1,122
5% 2/1/26	1,500	1,505
5% 3/1/26	2,800	2,866
5% 6/1/26	2,600	2,651
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,804
5% 6/1/31	2,000	2,006
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	995
5.125% 11/1/24	2,800	2,878
5.125% 2/1/26	2,800	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,371
5.25% 10/1/14	140	142
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,222
5.25% 2/1/20	6,805	7,201
5.25% 2/1/22	2,020	2,121
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,550
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,819
5.25% 2/1/29	5,000	5,042
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,024
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,164
5.25% 12/1/33	105	105
5.25% 3/1/38	5,400	5,392
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,170
5.5% 4/1/30	25	25
5.5% 11/1/33	29,440	29,700
5.5% 11/1/34	2,535	2,623
5.5% 11/1/39	1,810	1,874
6% 4/1/18	1,570	1,885
6% 3/1/33	13,550	14,820
6.5% 4/1/33	11,650	12,961
6.75% 8/1/12	1,100	1,175
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,083
Series 2008 L, 5.125% 7/1/22	3,000	3,083
Series 2009 E, 5.625% 7/1/25	5,000	5,199
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,637
Series 2009, 5% 8/15/39	5,000	4,554
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,260	$ 1,314
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,039
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,724
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,776
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,963
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,332
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	119
6.5% 10/1/38	4,910	5,379
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	3,742	2,615
Series 1983 B, 0% 8/1/15	50	33
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,007
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,084
5% 12/1/32	1,000	969
5% 12/1/42	3,000	2,731
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,003
5.25% 2/1/32 (AMBAC Insured)	6,295	6,034
Series 2005, 5% 10/1/33	7,235	7,323
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,172
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	300
5% 7/1/20	500	494
5.75% 7/1/40	5,000	4,525
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,139
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,698
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,659
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,155
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,319
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,753
5% 6/1/14	2,000	2,155
5.25% 6/1/24	5,400	5,552
5.25% 6/1/25	5,000	5,072
5.25% 6/1/30	4,000	3,976
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,945
Series 2006 G:
5% 11/1/20	1,825	1,919
5% 11/1/21	2,020	2,104
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,023
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,154
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,582
5.5% 6/1/15	1,000	1,087
5.5% 6/1/17	9,980	10,636
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,688
5% 11/1/16 (FGIC Insured)	2,000	2,214
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,108
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,224
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	$ 4,200	$ 4,621
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,936
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,832
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,008
5.125% 6/1/29	5,000	4,837
5.5% 6/1/19	2,000	2,101
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,035
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,472
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,484
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,147
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,019
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,551
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,298
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,700
Series 2006 E:
5% 10/1/23	2,410	2,579
5.25% 10/1/21	2,900	3,217
Series 2009 G1, 5.75% 10/1/30	1,800	1,831
Series 2009 I:
5.5% 11/1/23	1,535	1,599
6.125% 11/1/29	1,200	1,270
6.25% 11/1/21	2,000	2,274
6.375% 11/1/34	3,000	3,168
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,355
5.5% 11/1/16 (AMBAC Insured)	1,500	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 3,675	$ 3,950
5.75% 11/1/28	6,525	6,867
6% 11/1/40	7,240	7,616
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,519
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,872
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,830
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,982
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	915
Series 2005 G, 5.25% 7/1/13	1,475	1,509
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	136
5% 8/15/19	50	53
5.75% 8/15/38	3,000	2,963
6.25% 8/15/33	2,500	2,590
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,114
Series 2007 A:
4.75% 4/1/33	2,000	1,756
5% 4/1/31	4,900	4,561
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	7,859
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	8,799
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,513
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,449
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,003
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,734
5.375% 6/1/26	2,500	2,507
6% 6/1/33	3,000	3,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	$ 1,910	$ 1,899
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	906
0% 5/1/16	1,365	1,186
0% 5/1/17	1,155	957
0% 5/1/18	1,335	1,023
0% 5/1/19	1,000	713
0% 5/1/34 (a)	5,300	3,157
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,515
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,515
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,062
5% 11/1/25 (AMBAC Insured)	3,820	4,023
5% 11/1/33 (AMBAC Insured)	5,000	5,032
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,306
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,200
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,258
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,670
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,928
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,576
5% 8/1/25 (FSA Insured)	1,435	1,497
5% 8/1/26 (FSA Insured)	2,000	2,072
5% 8/1/27 (FSA Insured)	1,785	1,830
5% 8/1/31 (FSA Insured)	5,000	5,052
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,600
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,436
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,890	$ 2,908
Cupertino California Union School District:
5% 8/1/18	1,735	2,072
5% 8/1/19	1,120	1,338
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	597
5% 9/1/12 (AMBAC Insured)	625	637
5% 9/1/13 (AMBAC Insured)	655	676
5% 9/1/14 (AMBAC Insured)	690	715
5% 9/1/15 (AMBAC Insured)	725	749
5% 9/1/18 (AMBAC Insured)	835	845
5% 9/1/20 (AMBAC Insured)	925	912
5% 9/1/22 (AMBAC Insured)	1,020	954
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,169
6% 3/1/20 (FSA Insured)	1,000	1,133
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	6,966
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,466
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,225
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	726
0% 10/1/25 (AMBAC Insured)	1,665	670
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	601
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,318
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	752
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,201
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	$ 2,500	$ 2,217
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	815
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,202
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,862
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,316
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,557
Series C, 5% 8/1/36 (b)	10,000	10,248
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,849
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,875
5.75% 1/15/40	8,155	6,999
5.875% 1/15/27	4,000	3,798
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,273
5.875% 1/15/29	4,000	3,700
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,652
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,042
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,495
5% 6/1/45	12,125	10,227
5% 6/1/45	2,775	2,341
Series 2007 A1:
5% 6/1/11	635	635
5% 6/1/12	1,400	1,428
5% 6/1/13	1,000	1,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/14	$ 2,000	$ 2,058
5% 6/1/15	1,000	1,029
5% 6/1/33	3,000	2,018
5.125% 6/1/47	2,600	1,600
5.75% 6/1/47	5,000	3,427
5% 6/1/45 (FSA Insured)	235	209
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,946
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,543
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	484
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	473
5% 8/1/22	450	512
5% 8/1/23	485	546
5% 8/1/24	1,000	1,113
5% 8/1/26	1,370	1,493
5% 8/1/28	760	811
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,380
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,735
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,796
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,703
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,048
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,005
Series A, 5.75% 8/1/33	2,800	3,051
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	10,767
Series 2009 A, 5.5% 8/1/29	1,000	1,066
Series 2010 C, 5.25% 8/1/39	1,300	1,335
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	$ 3,380	$ 3,316
(Disney Parking Proj.):
0% 3/1/12	2,180	2,155
0% 3/1/13	6,490	6,296
0% 9/1/14 (AMBAC Insured)	3,860	3,560
0% 3/1/18	3,000	2,312
0% 3/1/19	3,200	2,309
0% 3/1/20	1,000	668
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,131
5.375% 9/1/17 (FSA Insured)	1,095	1,176
5.375% 9/1/18 (FSA Insured)	1,155	1,235
5.375% 9/1/19 (FSA Insured)	1,210	1,288
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,100
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,097
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,297
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,500
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,941
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,500	4,501
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,514
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	11,591
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,245
Series 2007 A1, 4.5% 1/1/28	6,900	6,550
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,755
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,181
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,184
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	510
5% 7/1/39	4,095	4,083
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,269
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	596
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,203
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,253
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,218
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,521
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,696
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,718
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	622
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	599
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,867
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	537
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,447
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	$ 5,150	$ 5,028
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,239
12% 8/1/17 (FSA Insured)	1,000	1,543
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,020
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,987
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,138
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,582
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,087
5% 9/1/17 (AMBAC Insured)	2,735	2,925
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,610
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,229
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,471
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,194
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,016
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,206
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,155
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,159
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,076
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,080
6.5% 8/1/24	1,220	1,323
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	$ 3,770	$ 3,940
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,112
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,053
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,417
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,607
4% 9/1/13	1,855	1,919
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,280
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	604
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	520	526
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,251
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,012
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,067
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	401
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,950
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,034
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,424
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,787
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,667
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,185	$ 2,333
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,213
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,119
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,260	2,281
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,588
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,329
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,964
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	10,951
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,007
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,898
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,951
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,610
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	645
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,186
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	550
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	705
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	664
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,174
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,294
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,825	$ 6,690
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,897
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,989
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,488
6.5% 8/1/28	2,445	2,793
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,966
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	11,087
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,443
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,752
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,256
5% 11/15/17 (AMBAC Insured)	2,000	2,228
5% 11/15/18 (AMBAC Insured)	2,000	2,197
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,146
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,726
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,085
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,545
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,286
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,532
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,627
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,517
Second Series 32F, 5.25% 5/1/19	2,500	2,805
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	$ 1,000	$ 1,002
6.625% 8/1/39	1,000	997
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,138
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,930
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,829
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,187
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,286
5.5% 1/15/28	1,060	854
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,801
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,033
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,996
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	950
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,259
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,564
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,527
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,925
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,810
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,038
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	$ 1,990	$ 1,872
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,300
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,701
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,034
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	659
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	615
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,073
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,799
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,898
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,240
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,971
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,507
0% 9/1/22 (AMBAC Insured)	2,900	1,572
0% 9/1/25 (AMBAC Insured)	6,800	2,946
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,826
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	397
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,127
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,166
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,163
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	929
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 16,900	$ 17,487
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,888
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,433
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,300
6% 6/1/22	1,100	1,113
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,443
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,420
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,711
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	753
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,791
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,359
4% 5/15/20	615	631
5% 5/15/19	2,830	3,143
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,006
Series 2007 D, 5% 5/15/25	4,250	4,480
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	789
5.5% 5/15/24 (AMBAC Insured)	370	371
Series 2009 O, 5.75% 5/15/34	9,900	10,610
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,979
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,708
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,147
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,582
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,032
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120	$ 2,248
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	136
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	827
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	712
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	316
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,077
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,069
6.25% 7/1/39	7,000	7,052
Series 2010 A, 5.5% 7/1/38	3,100	2,843
Series A:
5% 7/1/23	1,460	1,430
5% 7/1/25	1,665	1,571
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,564
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,817
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,336
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,190
		1,560,226
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	277
5.375% 10/1/14	1,000	1,067
5.875% 10/1/18	1,565	1,730
		3,074
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 2.072% 7/1/21 (FGIC Insured) (c)	4,600	3,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,503
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,290
		12,548
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,387
Series 2009 B, 5% 10/1/25	1,500	1,495
Series A, 5.25% 10/1/15	1,255	1,352
		4,234
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,574,184)	1,580,082
NET OTHER ASSETS (LIABILITIES) - 1.5%	24,277
NET ASSETS - 100%	$ 1,604,359
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,572,616,000. Net unrealized appreciation aggregated $7,466,000, of which $45,502,000 related to appreciated investment securities and $38,036,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

1.819030.106

ASCM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 394
5% 8/1/18	330	342
5% 8/1/19	555	572
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,036
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	703
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	892
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,579
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,906
5% 12/1/20 (AMBAC Insured)	2,810	3,016
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,663
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,919
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,164
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	814
0% 9/1/22 (FSA Insured)	5,150	2,592
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,615
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,118
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,617
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,284
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,217
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,018
5% 8/1/17 (FGIC Insured)	5,030	5,169
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 5,500	$ 5,742
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,904
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,216
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,384
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,479
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,442
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,717
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,143
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,710
0% 8/1/17 (AMBAC Insured)	1,000	758
0% 8/1/18 (AMBAC Insured)	2,000	1,418
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,539
5% 12/1/25 (b)	2,700	2,908
Series J1, 7% 12/1/12	730	801
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,085
5.25% 7/1/14	2,095	2,344
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,015
6% 3/1/38	1,000	1,003
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,613
5% 2/1/17	1,000	994
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,903
Series 2010 A, 5% 10/1/25	5,860	6,004
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	606
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 5,991
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	896
4% 9/1/21	1,000	1,028
4% 9/1/22	740	751
4% 9/1/23	1,080	1,083
4% 9/1/24	1,125	1,110
5% 9/1/19	400	458
5% 9/1/39	5,000	4,947
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,394
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	2,957
4.5% 10/1/36	3,075	2,674
5% 3/1/15	2,130	2,379
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,774
5% 9/1/17	750	836
5% 3/1/19	3,000	3,354
5% 8/1/22	1,500	1,588
5% 10/1/22	1,355	1,467
5% 11/1/22	1,600	1,705
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,985
5% 12/1/22	3,500	3,733
5% 2/1/23	1,095	1,122
5% 2/1/26	1,500	1,505
5% 3/1/26	2,800	2,866
5% 6/1/26	2,600	2,651
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,804
5% 6/1/31	2,000	2,006
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	995
5.125% 11/1/24	2,800	2,878
5.125% 2/1/26	2,800	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,371
5.25% 10/1/14	140	142
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,222
5.25% 2/1/20	6,805	7,201
5.25% 2/1/22	2,020	2,121
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,550
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,819
5.25% 2/1/29	5,000	5,042
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,024
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,164
5.25% 12/1/33	105	105
5.25% 3/1/38	5,400	5,392
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,170
5.5% 4/1/30	25	25
5.5% 11/1/33	29,440	29,700
5.5% 11/1/34	2,535	2,623
5.5% 11/1/39	1,810	1,874
6% 4/1/18	1,570	1,885
6% 3/1/33	13,550	14,820
6.5% 4/1/33	11,650	12,961
6.75% 8/1/12	1,100	1,175
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,083
Series 2008 L, 5.125% 7/1/22	3,000	3,083
Series 2009 E, 5.625% 7/1/25	5,000	5,199
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,637
Series 2009, 5% 8/15/39	5,000	4,554
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,260	$ 1,314
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,039
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,724
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,776
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,963
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,332
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	119
6.5% 10/1/38	4,910	5,379
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	3,742	2,615
Series 1983 B, 0% 8/1/15	50	33
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,007
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,084
5% 12/1/32	1,000	969
5% 12/1/42	3,000	2,731
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,003
5.25% 2/1/32 (AMBAC Insured)	6,295	6,034
Series 2005, 5% 10/1/33	7,235	7,323
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,172
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	300
5% 7/1/20	500	494
5.75% 7/1/40	5,000	4,525
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,139
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,698
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,659
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,155
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,319
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,753
5% 6/1/14	2,000	2,155
5.25% 6/1/24	5,400	5,552
5.25% 6/1/25	5,000	5,072
5.25% 6/1/30	4,000	3,976
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,945
Series 2006 G:
5% 11/1/20	1,825	1,919
5% 11/1/21	2,020	2,104
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,023
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,154
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,582
5.5% 6/1/15	1,000	1,087
5.5% 6/1/17	9,980	10,636
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,688
5% 11/1/16 (FGIC Insured)	2,000	2,214
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,108
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,224
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	$ 4,200	$ 4,621
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,936
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,832
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,008
5.125% 6/1/29	5,000	4,837
5.5% 6/1/19	2,000	2,101
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,035
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,472
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,484
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,147
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,019
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,551
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,298
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,700
Series 2006 E:
5% 10/1/23	2,410	2,579
5.25% 10/1/21	2,900	3,217
Series 2009 G1, 5.75% 10/1/30	1,800	1,831
Series 2009 I:
5.5% 11/1/23	1,535	1,599
6.125% 11/1/29	1,200	1,270
6.25% 11/1/21	2,000	2,274
6.375% 11/1/34	3,000	3,168
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,355
5.5% 11/1/16 (AMBAC Insured)	1,500	1,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 3,675	$ 3,950
5.75% 11/1/28	6,525	6,867
6% 11/1/40	7,240	7,616
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,519
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,872
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,830
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,982
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	915
Series 2005 G, 5.25% 7/1/13	1,475	1,509
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	136
5% 8/15/19	50	53
5.75% 8/15/38	3,000	2,963
6.25% 8/15/33	2,500	2,590
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,114
Series 2007 A:
4.75% 4/1/33	2,000	1,756
5% 4/1/31	4,900	4,561
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	7,859
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	8,799
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,513
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,449
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,003
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,734
5.375% 6/1/26	2,500	2,507
6% 6/1/33	3,000	3,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	$ 1,910	$ 1,899
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	906
0% 5/1/16	1,365	1,186
0% 5/1/17	1,155	957
0% 5/1/18	1,335	1,023
0% 5/1/19	1,000	713
0% 5/1/34 (a)	5,300	3,157
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,515
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,515
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,062
5% 11/1/25 (AMBAC Insured)	3,820	4,023
5% 11/1/33 (AMBAC Insured)	5,000	5,032
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,306
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,200
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,258
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,670
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,928
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,576
5% 8/1/25 (FSA Insured)	1,435	1,497
5% 8/1/26 (FSA Insured)	2,000	2,072
5% 8/1/27 (FSA Insured)	1,785	1,830
5% 8/1/31 (FSA Insured)	5,000	5,052
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,600
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,436
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,890	$ 2,908
Cupertino California Union School District:
5% 8/1/18	1,735	2,072
5% 8/1/19	1,120	1,338
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	597
5% 9/1/12 (AMBAC Insured)	625	637
5% 9/1/13 (AMBAC Insured)	655	676
5% 9/1/14 (AMBAC Insured)	690	715
5% 9/1/15 (AMBAC Insured)	725	749
5% 9/1/18 (AMBAC Insured)	835	845
5% 9/1/20 (AMBAC Insured)	925	912
5% 9/1/22 (AMBAC Insured)	1,020	954
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,169
6% 3/1/20 (FSA Insured)	1,000	1,133
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	6,966
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,466
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,225
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	726
0% 10/1/25 (AMBAC Insured)	1,665	670
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	601
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,318
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	752
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,201
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	$ 2,500	$ 2,217
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	815
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,202
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,862
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,316
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,557
Series C, 5% 8/1/36 (b)	10,000	10,248
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	18,849
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,875
5.75% 1/15/40	8,155	6,999
5.875% 1/15/27	4,000	3,798
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,273
5.875% 1/15/29	4,000	3,700
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,652
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,042
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,495
5% 6/1/45	12,125	10,227
5% 6/1/45	2,775	2,341
Series 2007 A1:
5% 6/1/11	635	635
5% 6/1/12	1,400	1,428
5% 6/1/13	1,000	1,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/14	$ 2,000	$ 2,058
5% 6/1/15	1,000	1,029
5% 6/1/33	3,000	2,018
5.125% 6/1/47	2,600	1,600
5.75% 6/1/47	5,000	3,427
5% 6/1/45 (FSA Insured)	235	209
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,946
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,543
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	484
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	473
5% 8/1/22	450	512
5% 8/1/23	485	546
5% 8/1/24	1,000	1,113
5% 8/1/26	1,370	1,493
5% 8/1/28	760	811
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,380
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,735
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,796
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,703
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,048
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,005
Series A, 5.75% 8/1/33	2,800	3,051
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	10,767
Series 2009 A, 5.5% 8/1/29	1,000	1,066
Series 2010 C, 5.25% 8/1/39	1,300	1,335
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	$ 3,380	$ 3,316
(Disney Parking Proj.):
0% 3/1/12	2,180	2,155
0% 3/1/13	6,490	6,296
0% 9/1/14 (AMBAC Insured)	3,860	3,560
0% 3/1/18	3,000	2,312
0% 3/1/19	3,200	2,309
0% 3/1/20	1,000	668
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,131
5.375% 9/1/17 (FSA Insured)	1,095	1,176
5.375% 9/1/18 (FSA Insured)	1,155	1,235
5.375% 9/1/19 (FSA Insured)	1,210	1,288
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,704
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,100
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,097
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,297
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,500
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,941
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,500	4,501
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,514
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	11,591
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,245
Series 2007 A1, 4.5% 1/1/28	6,900	6,550
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,755
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,181
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,184
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	510
5% 7/1/39	4,095	4,083
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,269
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	596
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,203
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,253
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,218
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,521
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,696
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,718
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	622
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	599
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,867
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	537
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,447
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	$ 5,150	$ 5,028
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,239
12% 8/1/17 (FSA Insured)	1,000	1,543
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,020
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,987
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,138
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,582
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,087
5% 9/1/17 (AMBAC Insured)	2,735	2,925
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,610
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,229
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,471
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,194
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,016
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,206
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,155
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,159
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,076
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,080
6.5% 8/1/24	1,220	1,323
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	$ 3,770	$ 3,940
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,112
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,053
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,417
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,607
4% 9/1/13	1,855	1,919
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,280
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	604
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	520	526
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,251
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,012
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,067
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	401
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,950
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,034
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,424
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,787
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,667
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 2,185	$ 2,333
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,213
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,119
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,260	2,281
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,588
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,329
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,964
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	10,951
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,007
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,898
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,951
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,610
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	645
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,186
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	550
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	705
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	664
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,174
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,294
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,825	$ 6,690
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,897
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,989
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,488
6.5% 8/1/28	2,445	2,793
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,966
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	11,087
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,443
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,752
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,256
5% 11/15/17 (AMBAC Insured)	2,000	2,228
5% 11/15/18 (AMBAC Insured)	2,000	2,197
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,146
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,726
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,085
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,545
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,286
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,532
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,627
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,517
Second Series 32F, 5.25% 5/1/19	2,500	2,805
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	$ 1,000	$ 1,002
6.625% 8/1/39	1,000	997
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,138
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,930
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,829
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,187
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,286
5.5% 1/15/28	1,060	854
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,801
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,033
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,996
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	950
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,259
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,564
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,527
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,925
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,810
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,038
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	$ 1,990	$ 1,872
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,300
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,701
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,034
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	659
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	615
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,073
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,799
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,898
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,240
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,971
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,507
0% 9/1/22 (AMBAC Insured)	2,900	1,572
0% 9/1/25 (AMBAC Insured)	6,800	2,946
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	4,826
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	397
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,127
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,166
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,163
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	929
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 16,900	$ 17,487
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,888
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,433
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,300
6% 6/1/22	1,100	1,113
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,443
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,420
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,711
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	753
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,791
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,359
4% 5/15/20	615	631
5% 5/15/19	2,830	3,143
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,006
Series 2007 D, 5% 5/15/25	4,250	4,480
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	789
5.5% 5/15/24 (AMBAC Insured)	370	371
Series 2009 O, 5.75% 5/15/34	9,900	10,610
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,979
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,708
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,147
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,582
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,032
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,120	$ 2,248
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	136
5.375% 8/1/16 (FSA Insured)	100	105
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	827
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	712
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	316
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,077
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,069
6.25% 7/1/39	7,000	7,052
Series 2010 A, 5.5% 7/1/38	3,100	2,843
Series A:
5% 7/1/23	1,460	1,430
5% 7/1/25	1,665	1,571
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,564
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,817
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,336
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,190
		1,560,226
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	277
5.375% 10/1/14	1,000	1,067
5.875% 10/1/18	1,565	1,730
		3,074
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 2.072% 7/1/21 (FGIC Insured) (c)	4,600	3,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	$ 7,000	$ 7,503
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,290
		12,548
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,387
Series 2009 B, 5% 10/1/25	1,500	1,495
Series A, 5.25% 10/1/15	1,255	1,352
		4,234
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,574,184)	1,580,082
NET OTHER ASSETS (LIABILITIES) - 1.5%	24,277
NET ASSETS - 100%	$ 1,604,359
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,572,616,000. Net unrealized appreciation aggregated $7,466,000, of which $45,502,000 related to appreciated investment securities and $38,036,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

May 31, 2011

1.832123.105

CSI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
California - 94.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 227,537
(Sharp HealthCare Proj.) Series 2011 A:
5% 8/1/17	5,065,000	5,500,084
5% 8/1/18	2,645,000	2,835,387
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,957,422
2.5% 6/1/15	895,000	931,695
2.5% 6/1/16	1,070,000	1,112,383
3% 6/1/15	525,000	556,679
3% 6/1/16	525,000	558,327
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	136,781
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	163,568
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	442,120
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	470,623
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	529,734
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	174,161
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	132,005
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	134,068
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	5,955,460
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI, 5% 12/1/17 (a)	12,720,000	15,068,366
Series J2, 7% 12/1/12	2,600,000	2,853,786
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	76,844
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,170,706
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	627,541
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,920,000	2,025,005
5.25% 5/1/12	135,000	140,986
5.25% 5/1/12 (FSA Insured)	605,000	631,826
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 3,000,000	$ 3,167,490
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,749,285
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,738,716
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,730,000	12,398,258
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,522,037
5.5% 5/1/12	2,260,000	2,365,339
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (c)	2,100,000	2,222,031
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	6,703,127
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,150,000	4,400,577
6% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	1,670,000	1,774,626
Series 2010 M, 5% 5/1/16	5,000,000	5,841,000
Series A:
5.5% 5/1/13 (AMBAC Insured)	240,000	253,375
5.5% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	495,000	523,764
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	122,714
California Econ. Recovery:
Bonds:
Series 2008 B7, 5%, tender 7/1/11 (b)(c)	735,000	737,749
Series B, 5%, tender 7/1/14 (b)	4,760,000	5,229,003
Series 2004 A:
5% 7/1/15	1,815,000	2,012,291
5.25% 7/1/12	7,035,000	7,386,680
5.25% 7/1/12 (FGIC Insured)	445,000	467,094
5.25% 7/1/14	5,025,000	5,651,065
Series 2009 A:
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,046,611
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,256,364
5% 7/1/15	2,615,000	2,885,940
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,395,000	4,840,433
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,012,404
5.25% 7/1/14	10,570,000	11,825,505
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,018,288
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series A, 5% 7/1/18	$ 1,905,000	$ 2,229,669
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,286,290
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	531,325
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	562,070
5% 4/1/16	400,000	456,536
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,592,537
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	472,905
4% 9/1/18	255,000	273,029
5% 9/1/16	300,000	345,720
5% 9/1/17	400,000	459,964
California Gen. Oblig.:
4% 8/1/13	500,000	530,105
4% 11/1/13	1,750,000	1,865,238
4% 11/1/14	1,265,000	1,367,566
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,000
5% 2/1/12	260,000	267,254
5% 2/1/12	120,000	123,348
5% 2/1/12	110,000	113,069
5% 3/1/12	1,425,000	1,469,531
5% 4/1/12	125,000	129,385
5% 10/1/12	2,000,000	2,109,060
5% 2/1/13	2,205,000	2,348,016
5% 2/1/13	175,000	186,351
5% 6/1/13	1,000,000	1,076,730
5% 10/1/13	50,000	52,740
5% 11/1/13	870,000	947,891
5% 3/1/14	3,675,000	4,026,771
5% 3/1/16	2,500,000	2,841,425
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	3,906,006
5.25% 10/1/12	110,000	116,360
5.25% 10/1/13	185,000	202,101
5.25% 2/1/14 (FSA Insured)	270,000	292,348
5.25% 2/1/15	40,000	43,044
5.25% 2/1/16	1,000,000	1,064,340
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,259,760
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,750,000	3,111,020
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/11	$ 170,000	$ 172,866
5.75% 11/1/11	100,000	102,115
6.25% 9/1/12	315,000	325,275
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,700,000	1,795,081
5% 3/1/14	2,000,000	2,147,180
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,000,000	1,027,510
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	55,117
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	820,778
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,107,540
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	557,480
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/12	2,000,000	2,087,300
5% 8/15/15	1,440,000	1,588,075
5.5% 8/15/16	1,000,000	1,134,430
Series 2011 B, 4% 8/15/17	1,000,000	1,055,580
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 H, 4.45%, tender 7/1/11 (b)	1,770,000	1,775,487
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	293,235
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,764,073
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	3,011,232
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,035,144
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	2,310,000	2,312,310
Series 2011 A:
4% 2/1/13	500,000	513,765
4% 2/1/14	1,000,000	1,031,320
5.25% 2/1/15	1,000,000	1,083,930
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	135,505
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 2/1/12 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	$ 5,300,000	$ 5,837,155
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,570,250
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,752,113
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	49,269
Bonds (The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	3,895,495
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,777,160
Series 2004 A, 4%, tender 12/1/11 (b)	1,600,000	1,630,272
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,032,040
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,203,976
5% 2/1/14	1,220,000	1,278,719
5% 2/1/15	1,615,000	1,689,015
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/16	1,530,000	1,596,769
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	384,593
5% 4/1/14	200,000	215,894
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,077,550
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	3,015,810
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,632,580
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.3%, tender 8/1/11 (b)	1,000,000	1,000,110
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/11	375,000	375,000
5.25% 6/1/12	1,440,000	1,496,304
5.25% 6/1/14	70,000	76,218
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	$ 2,710,000	$ 2,895,581
Series 2007 F:
4% 11/1/12	110,000	113,667
4% 11/1/13	165,000	173,087
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,330
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,145,000	1,203,567
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	107,462
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,984
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,371
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,220,000	2,312,951
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	351,418
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,005,499
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	113,210
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	702,867
5% 4/1/14	1,270,000	1,372,387
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	52,322
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,645,184
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,153,300
Series A, 5.5% 6/1/14	155,000	163,575
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,197,801
Series 2010 A, 5% 3/1/15	2,960,000	3,206,302
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	40,000
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	40,748
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5% 11/1/15	$ 1,000,000	$ 1,133,280
5% 11/1/16	1,485,000	1,698,439
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	37,383
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,038,580
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,077,160
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	553,015
5% 11/1/18	500,000	545,165
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,056,195
5.5% 8/15/14	1,435,000	1,567,006
Series 2008 B, 5% 8/15/15	60,000	65,020
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,067,637
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,600,000	1,745,568
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,645,698
5% 6/15/13	46,530,000	49,779,172
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	920,000	950,397
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,618,063
4% 6/1/14	600,000	628,284
4% 6/1/15	325,000	339,391
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,616
5% 10/1/13 (FSA Insured)	40,000	43,565
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	$ 400,000	$ 426,932
4% 11/1/14	300,000	324,951
5% 11/1/15	1,000,000	1,142,400
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	376,940
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,035,496
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,579,264
4% 9/1/16	1,125,000	1,247,119
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,284,539
Cerritos Cmnty. College District Series 2004 C, 4% 8/1/11	400,000	402,300
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	31,919
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,045
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,109,416
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,899,530
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,910
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,510,871
4% 8/1/14	735,000	806,089
4% 8/1/16	1,825,000	2,064,331
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	534,995
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,083,790
Series 2008, 4% 9/1/13	5,000,000	5,388,900
East Side Union High School District Santa Clara County:
Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	536,980
Series C:
5% 8/1/11 (FSA Insured)	45,000	45,339
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Side Union High School District Santa Clara County: - continued
Series C:
5% 8/1/12 (FSA Insured)	$ 55,000	$ 57,776
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	15,786
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 4% 5/1/12 (CIFG North America Insured)	300,000	306,567
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	408,986
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	90,035
Fullerton School District:
4% 8/1/16	525,000	582,220
4% 8/1/17	600,000	656,820
5% 8/1/18	500,000	578,285
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,009,026
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	841,697
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	222,642
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,186,747
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,605,676
Series 2007 A1, 5% 6/1/11	635,000	635,000
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,095,950
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	192,224
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,064,569
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	500,000	508,600
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,465
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	187,726
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	106,465
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.): - continued
4% 8/1/15	$ 125,000	$ 138,680
4% 8/1/16	100,000	112,476
4% 8/1/17	175,000	196,919
5% 8/1/19	250,000	296,483
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,712,268
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,170,219
5% 5/15/15	1,000,000	1,132,090
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,625,392
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	99,159
(Disney Parking Proj.) 0% 3/1/14	20,000	18,732
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	310,793
Series 2009 A, 5% 7/1/14	5,000,000	5,590,100
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,668,900
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,155
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	111,071
5% 10/1/14 (FSA Insured)	25,000	28,029
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	181,904
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11	120,000	120,461
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,211
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,258,450
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	60,697
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Gen. Oblig.: - continued
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 202,751
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,743
Series 2009 A, 4% 9/1/15	2,085,000	2,276,945
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2010 D:
5% 11/1/14	3,295,000	3,614,747
5% 11/1/15	1,880,000	2,095,072
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,270,606
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100) (c)	40,000	42,268
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,373,697
Series 2003 F:
4.5% 7/1/13	3,000,000	3,214,710
5% 7/1/14	25,000	26,911
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	27,046
Series 1997 A, 6% 7/1/14	3,055,000	3,490,765
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,568,858
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,751,769
Series 2004 I, 5% 7/1/16	3,180,000	3,674,999
Series 2009 KRY, 5% 7/1/15	5,000,000	5,649,450
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,142,331
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,667,700
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	149,905
4% 7/1/13 (FSA Insured)	175,000	184,357
5% 7/1/14 (FSA Insured)	2,000,000	2,186,980
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	52,801
4% 7/1/15	100,000	107,793
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A: - continued
4% 7/1/17	$ 85,000	$ 91,897
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,971,092
3% 8/1/16	1,925,000	2,034,436
3% 8/1/17	1,735,000	1,794,250
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,072
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A, 5.375% 7/1/12	1,000,000	1,040,210
Series 2003 A, 5% 7/1/13	35,000	38,168
Series 2004 B, 5% 7/1/11	1,155,000	1,159,285
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,229,040
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,420
Mount Diablo Unified School District Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,946,553
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	108,335
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	47,936
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (b)	750,000	800,168
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	702,975
4% 8/1/17	500,000	550,370
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	67,011
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,425
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,354,104
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,774,803
4% 8/1/16	1,335,000	1,449,570
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,216,644
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,134,840
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/17	$ 2,750,000	$ 3,103,925
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,551,512
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,051,710
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,403,728
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,245
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	332,832
4% 8/1/17	450,000	500,814
4% 8/1/18	200,000	221,768
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	150,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	115,118
4% 8/15/15	50,000	55,198
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,000
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	223,301
3.5% 10/1/14	150,000	158,249
4% 10/1/15	100,000	108,466
4% 10/1/16	100,000	109,105
4% 10/1/17	420,000	451,550
Palm Springs Unified School District Series 2011, 4% 8/1/17 (a)	2,560,000	2,845,926
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	309,028
4% 8/1/15	250,000	275,755
5% 8/1/17	470,000	536,980
5% 8/1/18	505,000	578,735
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	51,426
Series 2009 A1:
4% 8/1/14	300,000	324,807
5% 8/1/15	1,000,000	1,134,590
Placentia Pub. Fing. Auth. Rev. 2.625% 9/1/11	750,000	751,485
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	$ 50,000	$ 50,867
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	100,753
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	65,660
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	20,000	20,267
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,313
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	89,752
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	4,928,675
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	900,000	908,289
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,520,265
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,263,732
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	51,392
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,000,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	709,429
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,086,280
Sacramento City Fing. Auth. Rev.:
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,048
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	130,000
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	521,990
5% 7/1/13	625,000	672,113
5% 7/1/14	550,000	603,499
5% 7/1/16	1,275,000	1,443,644
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,042,220
5% 2/1/16	3,000,000	3,194,520
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	$ 1,000,000	$ 1,048,210
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,896,852
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	2,989,320
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	247,499
5% 8/1/17	150,000	173,231
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,384,200
Series 2009 B, 5.25% 8/1/19	3,285,000	3,528,090
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,354,624
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,122
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B, 5% 5/15/12	50,000	52,101
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	201,442
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,158,223
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,167,010
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,187,820
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,854,177
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	83,177
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,427
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,682,800
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,796,054
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	921,679
5% 8/1/16	1,095,000	1,142,435
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.: - continued
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,640,000	$ 3,814,938
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	690,983
Series 2010 D, 5% 11/1/16	4,445,000	5,190,160
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,512
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,937
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	257,954
Series 2010 N:
5% 5/15/15	1,000,000	1,117,830
5% 5/15/16	1,000,000	1,132,130
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,107
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,436,642
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,952
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	484,533
5% 8/1/15	250,000	287,455
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	61,155
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	308,733
3% 12/1/14	250,000	261,068
5% 12/1/15	300,000	339,192
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,007,830
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,238,399
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	$ 30,000	$ 31,915
6.75% 7/1/13	65,000	72,437
6.75% 7/1/13 (FSA Insured)	1,800,000	2,011,896
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	220,206
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	57,602
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	51,039
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,606
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	50,199
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,620
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	60,000
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,388,825
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,172,810
5.375% 8/1/22	1,750,000	1,990,415
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,334,206
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,022,067
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,269,577
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	50,556
Series 2009 O, 5% 5/15/17	1,000,000	1,162,610
Series 2010 S, 5% 5/15/16	1,785,000	2,063,496
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	104,240
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,069,460
5% 1/1/17	2,115,000	2,247,991
5% 1/1/18	2,220,000	2,330,179
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,853,584
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/11	$ 100,000	$ 100,295
4.5% 7/1/12	275,000	282,796
4.5% 7/1/13	250,000	261,300
5% 7/1/14	300,000	320,058
5% 7/1/15	520,000	553,660
5% 7/1/16	200,000	212,026
Series 2010 A, 5% 7/1/17	1,000,000	1,041,400
Series A, 5% 7/1/12	385,000	397,959
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	534,670
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	540,085
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	38,395
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	25,186
		621,703,876
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,206,781
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	250,855
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	78,497
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,042,450
		2,578,583
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	685,472
5% 10/1/15	600,000	648,342
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,098,280
Series 2009 A, 6% 10/1/14	1,250,000	1,361,650
Series 2009 B, 5% 10/1/16	2,000,000	2,196,560
		5,990,304
TOTAL MUNICIPAL BONDS (Cost $612,241,345)		630,272,763
Municipal Notes - 0.7%
	Principal Amount	Value
California - 0.7%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	$ 1,500,000	$ 1,387,140
California Gen. Oblig. RAN Series A2, 3% 6/28/11	2,900,000	2,905,423
TOTAL MUNICIPAL NOTES (Cost $4,187,996)		4,292,563
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $616,429,341)		634,565,326
NET OTHER ASSETS (LIABILITIES) - 4.0%		26,692,088
NET ASSETS - 100%		$ 661,257,414
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $616,427,804. Net unrealized appreciation aggregated $18,137,522, of which $18,633,200 related to appreciated investment securities and $495,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011